STOCK OPTIONS (Details) (USD $)	12 Months Ended		69 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Feb. 11, 2013	Jan. 24, 2013	Jan. 18, 2013
Sharebased Compensation Arrangement By Sharebased Payment Award Grants Expected Term	5 years
Total stock-based compensation expensed	$ 801,643	$ 979,880
Unamortized cost of outstanding stock-based awards	419,737
Weighted Average Remaining Vesting Period			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	651,000		651,000
Volatility, Options Outstanding	123.68%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions	0.25%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Option exercised for shares				100,000	100,000	500,000
Exercise price				$ 0.28	$ 0.28	$ 0.28
Option Exercised Price				28,000	28,000	140,000
Proceeds From Stock Options Exercised	$ 213,000	$ 0	$ 213,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	400,000
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,600,000
Stock Options One [Member]
Option exercised for shares	450,000		450,000
Exercise price	$ 0.10		$ 0.10
Stock Options Two [Member]
Option exercised for shares	600,000		600,000
Exercise price	$ 0.28		$ 0.28